Receivables/ (Payables) to Affiliates (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Holdco
Related Party Transaction [Line Items]
Receivables/ (Payables) to Affiliates	$ (5,288)	$ (4,715)
Lanis
Related Party Transaction [Line Items]
Receivables/ (Payables) to Affiliates	$ (2,131)	$ (2,015)